SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Municipal Opportunity Trust
1555 Peachtree Street, N.E.
Suite1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-06567

          Invesco Van Kampen Municipal Opportunity Trust (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Auction Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”), Series A, Series B, Series C, Series D, Series E, and Series F.
     (2) Date on which the securities may be called or redeemed:
Series A on January 30, 2012
Series B on January 25, 2012
Series C on January 11, 2012
Series D on January 25, 2012
Series E on February 3, 2012
Series F on January 11, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Six Series of Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
300 outstanding shares of Series A ARPS
300 outstanding shares of Series B ARPS
200 outstanding shares of Series C ARPS
200 outstanding shares of Series D ARPS
200 outstanding shares of Series E ARPS
160 outstanding shares of Series F ARPS
          Such redemption of each series of shares of outstanding ARPS shall be effected pro rata.
          Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of December 2011.

INVESCO VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST
By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary

2